Recoverable taxes (Tables)	9 Months Ended
Sep. 30, 2025
Recoverable Taxes [Abstract]
Disclosure of tax receivables and payables [text block]

	09/30/2025	12/31/2024
IRPJ/CSLL – prepayments and withheld taxes	572,825	227,464
PIS/COFINS – on acquisitions of property, plant and equipment (1)	76,007	187,126
PIS/COFINS – operations	707,848	789,667
PIS/COFINS – exclusions from ICMS (2)	343,981	405,407
ICMS – on acquisitions of property, plant and equipment (3)	469,771	471,825
ICMS – operations (4)	1,807,873	1,654,162
Reintegra program (5)	75,234	70,610
Other taxes and contributions	133,407	64,444
Provision for loss on ICMS credits (6)	(1,733,630)	(1,581,961)
	2,453,316	2,288,744

Current	1,488,160	1,109,619
Non-current	965,156	1,179,125
(1)Social Integration Program (“PIS”) and Social Security Funding Contribution (“COFINS”): Credits whose realization is based on the years of depreciation of the corresponding asset.
(2)The Company and its subsidiaries filed lawsuits over the years seeking the exclusion of ICMS from the PIS and COFINS contribution tax basis, in relation to certain transactions during various periods from March 1992.
(3)Tax on Sales and Services (“ICMS”): Credits from the acquisition of property, plant and equipment are recovered on a straight-line basis over a four-year period, from the acquisition date, in accordance with the relevant regulation, the ICMS Control on Property, Plant and Equipment (“CIAP”).
(4)ICMS credits accrued due to the volume of exports and credit generated from product import transactions: Credits are concentrated in the States of Espírito Santo, Maranhão, Mato Grosso do Sul e São Paulo, where the Company realizes the credits through the sale of credits to third parties, after approval from the State Ministry of Finance of each State. Credits are also being realized through the consumption of paper and consumer goods (tissue) transactions in the domestic market.
(5)Special Regime of Tax Refunds for Export Companies ("Reintegra"): Reintegra is a program that aims to refund the residual costs of taxes paid throughout the export chain to taxpayers, to make them more competitive in foreign markets.
(6)Related to provisions for ICMS credit balances that are not probable to be recovered.

Disclosure of allowance for credit losses [text block]

		ICMS
	09/30/2025	12/31/2024
Opening balance	(1,581,961)	(1,452,435)
Addition	(302,420)	(316,741)
Reversal (1)	150,751	186,014
Write-off		1,201
Closing balance	(1,733,630)	(1,581,961)
(1)Refers mainly to the reversal of the provision for loss resulting from the recovery of ICMS credits from the State of Espírito Santo through sale to third parties.